RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Paid Within 12 Months [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,274	£ 1,225
Paid Between 1 and 2 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	1,373	1,299
Paid Between 2 and 5 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	4,455	4,303
Paid Between 5 and 10 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	8,426	8,305
Paid Between 10 and 15 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,229	9,416
Paid Between 15 and 25 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	17,400	18,417
Paid Between 25 and 35 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	13,999	15,631
Paid Between 35 and 45 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	8,291	9,924
Paid In More Than 45 Years [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 3,160	£ 4,270